CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		137 Months Ended	146 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Oct. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,798,142)	$ (2,010,349)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,874,190)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	24,714	33,612	41,610	63,297	921,140	945,854
Amortization of deferred financing charges	0	0	0	0	542,716	542,716
Amortization of discount on convertible promissory notes	0	0	0	0	3,632,995	3,632,995
Mineral claim costs	0	0	0	0	343,085	343,085
Impairment loss	0	0	0	0	16,092,870	16,092,870
Expenses capitalized to debt	0	0	0	730,174	730,174	730,174
(Gain) loss on sale of fixed assets	0	12,119	12,119	0	54,572	54,572
(Gain) loss on change in fair value of warrant liability	30,728	(6,408)	(38,836)	(18,428)	3,635,198	3,665,926
Share based compensation	281,868	38,998	135,996	103,950	4,537,929	4,819,797
Share and warrant based payments	0	0	0	0	13,795,973	13,795,973
Common shares issued for third party services	0	0	91,140	0	91,140	91,140
Non-cash other income from sale of mineral claims	0	0	0	0	(1,000,000)	(1,000,000)
Interest paid through issuance of debt	0	0	0	0	282,569	282,569
Changes in assets and liabilities:
Prepaid expenses and supplies	(3,466)	(219)	5,489	(6,091)	33,785	30,319
Other current assets	0	0	0	0	(7,875)	(7,875)
Other assets	0	3,000	0	0	(25,000)	(25,000)
Certificate of deposit	0	0	0	0	(11,435)	(11,435)
Accounts payable and accrued expenses	122,061	179,716	139,010	(27,845)	145,465	267,526
Accrued wages related parties	55,000	54,250	93,625	89,667	276,992	331,992
Accrued interest	363,664	330,449	445,646	362,588	1,380,818	1,744,482
Cash flows from operating activities:	(923,573)	(1,364,832)	(1,718,988)	(1,164,147)	(18,622,937)	(19,546,510)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	0	0	0	407,327	407,327
Proceeds from redemption of certificate of deposit	0	0	3,000	0	216,232	216,232
Purchase of certificate of deposit	0	0	0	0	(204,797)	(204,797)
Purchase of equipment	(1,418)	(5,419)	(5,419)	(29,656)	(1,184,693)	(1,186,111)
Net cash used in investing activities	(1,418)	(5,419)	(2,419)	(29,656)	(765,931)	(767,349)
Cash flows from financing activities:
Payments on long-term debt	(3,772)	(3,431)	(4,630)	(3,763)	(504,946)	(508,718)
Principal activity on capital lease obligation	0	0	0	0	(39,298)	(39,298)
Principal activity on convertible promissory notes	0	0	0	0	(286,227)	(286,227)
Proceeds from the issuance of common stock, net of expenses	752,043	1,312,884	1,687,884	253,120	14,365,759	15,117,802
Proceeds from the sale of convertible promissory notes	0	0	0	0	5,772,371	5,772,371
Proceeds from long-term debt	150,000	0	0	0	198,925	348,925
Net cash provided by financing activities	898,271	1,309,453	1,683,254	249,357	19,506,584	20,404,855
Increase (decrease) in cash	(26,720)	(60,798)	(38,153)	(944,446)	117,716	90,996
Cash, beginning of period	117,716	155,869	155,869	1,100,315	0	0
Cash, end of period	90,996	95,071	117,716	155,869	117,716	90,996
Income tax paid	0	0	0	0	0	0
Interest paid during the period	1,120	2,889	5,234	2,216	208,085	209,982
Non- Cash Investing and Financing Activities:
Recognition of derivative liabilities to additional paid-in capital			0	72,376	0
Exercise of Common Stock purchase warrants	$ 25	$ 0	$ 206	$ 227	$ 0	$ 25